COMMITMENTS AND CONTINGENT LIABILITIES:	12 Months Ended
Dec. 31, 2017
Commitments And Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES:

NOTE 11 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Joint venture and exclusive license agreement

In June 2000, the Company engaged in a joint venture and exclusive license agreement (“license agreement”) with Yissum Research and Development Company, owned by the Hebrew University of Jerusalem (“Yissum”). Under the license agreement, the Company has been granted a perpetual and exclusive license to develop, manufacture and market products globally, which are based directly or indirectly on a patent owned by Yissum and based on the intellectual property that has been created as a result of the research that has been conducted by Yissum and financed by the Company under the license agreement.

The Company is entitled to grant sub-licenses to third parties and said sub-licenses may be perpetual, and any sublicensee thereunder will not be required to assume any undertaking towards Yissum.

Under the license agreement, the Company committed to act for the future development of products that are based on Yissum’s patent and on the initial research activity that was undertaken under the license agreement (the “Products”). Several pending patents have resulted from the development work done by the Company, on its behalf or on behalf of the Company and Yissum jointly.

Further, the Company assumed in the license agreement all costs of submitting and managing patent applications, as well as maintaining pending and granted patents.

In accordance with an amendment to the license agreement dated July 13, 2005 (which reduced royalty rates), and in exchange for the license, the Company agreed to pay 3% royalties on its overall net income (as defined in the license agreement) from the sale of the Products, to Yissum from the time of the first commercial sale. Furthermore, the Company agreed to pay 15% royalties on sub-licenses on any payment or benefit whatsoever that the Company may receive from sub-licenses.

As of the date of approval of the financial statements, the Company has not yet begun to sell its product candidates and has not yet granted sub-licenses to any party, and, accordingly, no obligation has yet to arise to pay royalties in accordance with the license agreement.

The parties are entitled to cancel the license agreement in the following cases: (a) the appointment of a liquidator or a receiver or the submission of an application for liquidation in relation to the other party, which is not cancelled within 180 days; (b) attachment proceedings, debt collecting agency proceedings and similar proceedings in connection with a significant portion of the other party’s assets; (c) the liquidation or bankruptcy of the other party; (d) a significant breach that is not repaired within 30 days from the time warning is given. If the license agreement is cancelled except in the case of its cancellation as a result of a breach by Yissum, the rights that were granted under the license will return to Yissum.

In accordance with the license agreement, the agreement will remain in force until the later of the expiry of the last patent that partially underlies the Products on a global basis or 15 years from the time of the first commercial sale under the license agreement.

b.	Cooperation agreements

As part of its operations, the Company entered into feasibility agreements with multinational companies for the development of products that combine the Company’s proprietary Accordion Pill platform technology with certain drugs for the treatment of various indications. These agreements sometimes include a mutual possibility of entering into negotiations for the acquisition of a future license for the commercial use of the products that are being developed by the multinational companies under the feasibility agreements. In addition, the companies agreed to reimburse the Company for its expenses, based on milestones that are detailed in the feasibility agreements. This funding is recognized in the statement of comprehensive loss as a deduction from research and development expenses, as they are incurred.

In January 2018, the Company entered into a Feasibility and Option agreement with Novartis Pharmaceuticals to explore using the Accordion Pill platform for a proprietary Novartis compound. Under the agreement and the research plan, the Company’s activities will be funded by Novartis subject to the achievement of agreed milestones.

c.	IIA grants program

1)	In 2016, in addition to previously approved programs, the Company received approval from the IIA for a participation in research and development activities performed by the Company from January 1, 2016 to December 31, 2016 (the “2016 Grant”). The participation in research and development expenses in 2016 amounted to approximately NIS 17 million ($4.5 million). Since at that time it was reasonably assured that the Company would comply with all of the conditions of the 2016 Grant and that the Company would meet the terms for the forgiveness of all of the 2016 Grant, the participation was recognized in profit or loss in 2016.

In February 2018, following a review and assessment by the IIA, the Company received a notice from the IIA to repay part of the 2016 Grant amounts received in 2016 in the amount of approximately NIS 8.0 million ($2.3 million), including NIS 0.1 million of interest and linkage differences. Due to its past experience and analysis that was made, the Company is of the opinion that it complied with the terms of the 2016 Grant. However, due to that notice, as of December 31 2017, the Company recorded a liability in that amount and recorded in participation in (repayment of) research and development expenses of approximately NIS 10.1 million ($2.85 million), including a disposal of grants receivable balance relating to the 2016 Grant. As of the date of approval of the financial statements, the Company has repaid the IIA the amount of approximately NIS 8.0 million ($2.3 million) of the 2016 Grant.

2)	In 2015 the participation in research and development expenses, amounted to approximately $ 2.0 million.

3)	The Company is obligated to pay 3% to 5% royalties to the government of Israel, computed based on the revenues from licensing the products that the Company is developing that are assisted by the governmental grants. Such commitment is up to the amount of grants received by the Company, linked to the U.S. dollar. Pursuant to reporting and royalty payment procedures of the IIA, such royalties will be paid at an annual interest rate equal to LIBOR. The Company is subject to the provisions of the Israeli Law for the Encouragement of Research, Development and Technological Innovation in the Industry and the regulations and guidelines thereunder (the “Innovation Law”, formerly known as the Law for the Encouragement of Research and Development in Industry). Pursuant to the Innovation Law there are restrictions regarding intellectual property and manufacturing, as defined in the Innovation Law, outside of Israel, unless approval is received and additional payments are made to the IIA. In February 2018, the Company received an approval from the IIA to manufacture its AP-CDLD product outside of Israel. As such, the royalties to the IIA will be paid at an increased rate and up to an increased cap amount of three times the total amount of the IIA grants, plus interest accrued thereon, depending on the manufacturing volume to be performed outside Israel. The Company had received from the IIA grants in the total of approximately NIS 42.3 (approximately $12.2 million), net of the grant repaid as described in note 11c(1).

Since management’s assessment is that it is reasonably assured that the Company will comply with the conditions for the forgiveness of the IIA loan, this loan is treated as a government grant and, accordingly, no liability has been recognized in the financial statements, except the liability as described in note 11c(1).

d.	Operating long-term leases

The Company is a tenant under a lease agreement in respect of offices and operational spaces in Jerusalem until June 30, 2021. In January 2018, the Company amended the lease agreement and added additional operational spaces that will allow the Company to expand its research and development activities. Rent payments are denominated in NIS and linked to the Israeli CPI.

The Company also lease offices in Modi’in and an office in New York City.

The lease payments amounted to approximately $ 520 thousand in 2017. The total forecast lease payments from January 1, 2018 through June 30, 2021 are approximately $ 2.3 million. To secure the Company’s obligations to the lease agreement, the Company has granted a bank guarantee to the lessor, which amounted to approximately $60 thousand as of December 31, 2017.

e.	Automated Production Line

In April 2017, the Company engaged with an international manufacturer for ordering a large scale automated production line for manufacturing Accordion Pills in the amount of approximately € 7.5 million. The order covers engineering, manufacture and assembly of the automated production line. As of December 31, 2017, the Company had transferred payments of €3.75 million (approximately $4.4 million) and recognized it as advances for property and equipment.